Note 8 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31, 2014	December 31, 2013

Equity method investments	$5,168	$4,946
Financing fees, net of accumulated amortization of $3,598 (December 31, 2013 - $3,328)	1,359	1,731
Other	12,960	5,579
	$19,487	$12,256